Equity	12 Months Ended
Dec. 31, 2024
Equity
Equity

17.   Equity

(a)	Capital stock -

The Group’s share capital is stated in soles and consisted of authorized, fully paid and voting common shares with a nominal amount of S/10.00 per share. The table below presents the composition of the capital stock. As of December 31, 2024 and 2023:

	Number of	Capital	Capital
	shares	stock	stock
		S/(000)	US$(000)

Common shares	274,889,924	2,748,899	813,162
Treasury shares	(21,174,734)	(211,747)	(62,665)

	253,715,190	2,537,152	750,497

The market value of the common shares amounted to S/51 per share as of December 31, 2024 (S/54 per share as of December 31, 2023). These shares present trading frequencies of 20% and 50% in 2024 and 2023, respectively.

(b)	Investment shares -

Investment shares have a nominal value of S/10.00 per share. Holders of investment shares are neither entitled to exercise voting rights nor to participate in shareholders’ meetings; however, they confer upon the holders thereof the right to participate in the dividend’s distribution. The table below presents the composition of the investment shares as of December 31, 2024 and 2023:

	Number of
	shares	2024	2023
		S/(000)	US$(000)

Investment shares	744,640	7,447	2,161
Treasury investment shares	(472,963)	(4,730)	(1,370)
	271,677	2,717	791

The market value of the investment shares amounted to S/16.00 per share as of December 31, 2024 and 2023. These shares did not have a trading frequency in 2024 and 2023.

(c)	Legal reserve -

The Peruvian Corporations Law requires that a minimum of 10% of the distributable earnings for each period, after deducting the income tax, be transferred to a legal reserve until the latter is equal to 20% of the capital stock. This legal reserve can be used to offset losses or may be capitalized, with the obligation, in both cases, to replenish it.

Although, the balance of the legal reserve exceeded the limit mentioned above, the Group increased its legal reserve by US$167,000 and US$102,000 in the years 2024 and 2023, respectively as a result of the expired dividends. During 2022, there were no increases in the legal reserve as a result of the expired dividends. According to the General Corporate Law, dividends expire ten years after the payment due.

(d)	Dividends declared and paid -

During years 2021 no distribution of dividends was made. The table below presents the dividends declared and paid in 2024, 2023 and 2022:

		Dividends
		declared and	Dividend
Meetings	Date	paid	per share
		US$(000)	US$

2024 Dividends
Mandatory Annual Shareholders’ Meeting	March 27	20,011	0.073
Less - Dividends of treasury shares		(1,571)
		18,440

2023 Dividends
Mandatory Annual Shareholders’ Meeting	March 31	20,067	0.073
Less - Dividends of treasury shares		(1,525)
		18,542

2022 Dividends
Mandatory Annual Shareholders’ Meeting	March 31	20,067	0.073
Less - Dividends of treasury shares		(1,525)
		18,542

According to the current Law, there are no restrictions for the remittance of dividends or repatriation of capital by foreign investors.

Dividends declared corresponding to non-controlling interest were US$7,343,000, US$1,607,000 and US$2,647,000 for the years 2024, 2023 and 2022, respectively.

(e)	Basic and diluted profit (loss) per share -

Profit (loss) per share is calculated by dividing net profit (loss) for the period by the weighted average number of shares outstanding during the year. The calculation of profit (loss) per share attributable to the equity holders of the parent for the periods ended December 31 2024, 2023 and 2022 is presented below:

	2024	2023	2022

Profit (loss) for the year (numerator) - US$	402,689,000	19,855,000	602,550,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share and diluted - US$	1.59	0.08	2.372

The calculation of profit (loss) per share from continuing operations attributable to the equity holders of the parent is presented below:

	2024	2023	2022

Profit for the year (numerator) - US$	417,265,000	39,530,000	124,388,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share and diluted - US$	1.64	0.16	0.49

The calculation of profit (loss) per share from discontinuing operations attributable to the equity holders of the parent is presented below:

	2024	2023	2022

(Loss) Profit for the year (numerator) - US$	(1,022,000)	(6,848,000)	478,547,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
(Loss) Profit per basic share and diluted - US$	(0.00)	(0.03)	1.88

Common and investment shares outstanding at the close of the years 2024, 2023 and 2022 was 253,986,867.

In accordance with the Income Tax Law, the Company is subject to a tax of 5% of the income tax is established on dividends or any other form of distribution of profits.

Sociedad Minera Cerro Verde S.A.A.
Equity
Equity

12.   Shareholders’ equity

(a)    Capital stock -

As of December 31, 2024 and December 31, 2023, the authorized, subscribed and paid-up capital in accordance with the Company’s by-laws and its related modifications was 350,056,012 common shares.

The nominal value of the shares is US$2.83 per share.

The quoted price of these shares was US$40.70 per share as of December 31, 2024 (US$36.50 per share as of December 31, 2023).

As of December 31, 2024, the Company’s capital stock structure is as follows:

Percentage of individual capital participation	Number of shareholders	Total percentage interest

Up to 1.00	2,308	4.34
From 1.01 to 20.00 (i)	2	21.10
From 20.01 to 30.00	1	21.00
From 30.01 to 60.00	1	53.56

	2,312	100.00

(i)Includes the percentage of participation acquired by FMC equivalent to 1.52% (see Note 1(a)).

(b)  Other capital reserves -

Other capital reserves include the Company’s legal reserve, which is in accordance with the Peruvian Companies Act, and is created through the transfer of 10% of the earnings for the year up to a maximum of 20% of the paid-in capital (US$198.1 million as of December 31, 2024, and December 31, 2023).

(c)  Dividend distribution -

During 2024 and 2023, the Company has distributed the following dividends:

			Amount per
Approval date	Approved in:	Amount	common share	Withholding tax	Payment date
		US$(000)		(%)
03/24/2025	Annual mantadory shareholders meeting	250,000	0.71	4.1 and 6.8	04/23/2025
11/13/2024	Board meeting	400,000	1.14	4.1	12/12/2024
07/24/2024	Board meeting	300,000	0.86	4.1	08/29/2024
03/22/2024	Annual mandatory shareholders meeting	150,000	0.43	4.1	04/26/2024
11/10/2023	Board meeting	250,000	0.71	4.1	12/14/2023
07/03/2023	Board meeting	250,000	0.71	4.1	08/03/2023
03/24/2023	Annual mandatory shareholders meeting	250,000	0.71	4.1	04/28/2023

(d)  Stock-based compensation -

In accordance with the Senior Executive Plan, stock-based compensation in the ultimate parent (Freeport) is granted to the Company’s senior executives and are presented in “Other capital contributions” in the statements of changes in equity totaled US$10.7 million as of December 31, 2024 (US$10.8 million as of December 31, 2023). These benefits were calculated on restricted stock basis and fair value is based on Freeport’s share price at the date of grant.

The Company recognizes the compensation cost in the statement of comprehensive income during the award period according to the fair value of the instruments granted. The cost is recognized as an equity contribution in “Other equity contributions.”